PERSONNEL	12 Months Ended
Dec. 31, 2021
Disclosure Of Personnel Costs [Abstract]
PERSONNEL	PERSONNEL
The total gross personnel cost for the year ended December 31, 2021 amounted to EUR 190,538,000 (2020: EUR 109,969,000, 2019: EUR 43,685,000). Certain directly attributable wages and salaries are capitalized as part of the costs of the development projects of Arrival vehicle programmes. The amount capitalized amounted to EUR 111,183,000 (2020: EUR 68,889,000, 2019: EUR 29,425,000). Of these amounts capitalized during 2021 an amount of EUR 2,132,448 (2020: EUR 15,421,000, 2019: nil), relates to the fair value of the SOP where this cost relates to employees which work on the development projects in accordance with IAS 38.

The above-mentioned amounts include social security cost of EUR 15,743,000 (2020: EUR 7,812,000, 2019: EUR 3,443,000) and post-employment benefit contributions made by the Group following local regulation in each of the jurisdictions of EUR 4,002,000 (2020: EUR 1,894,000, 2019: EUR 789,000).